Investment In Oxford City Football Club (Trading) Limited And Business Combination (Details 4) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Cash	$ 603,350	$ 1,259,359	$ 66,823	$ 5,089	$ 63,321
Accounts receivable	18,092	21,395
Inventory	13,483	10,217
Prepaid expenses	78,825	77,432		5,293
Total assets	740,384	1,441,298		10,382
Property and equipment, net	78,676	959,361		20,593
Total assets	954,060	2,519,096		193,789
Accounts payable and accrued liabilities	198,555	366,401		41,738
Due to related parties	231,452	219,316		8,743
Non-controlling interest	(1,163,062)	(607,043)
Total liabilities	6,385,501	4,092,596		1,301,675
Total Assets Acquired
Cash		23,385
Accounts receivable		37,404
Inventory		9,130
Prepaid expenses		1,248
Total assets		71,167
Property and equipment, net		9
Oxford City Football Club trade name		475,651
Total assets acquired		475,660
Total assets		546,827
Total Liabilities Assumed
Accounts payable and accrued liabilities		639,580
Due to related parties		162,711
Due to Oxford City Football Club, Inc.		61,672
Non-controlling interest		(317,136)
Total liabilities		546,827
PURCHASE PRICE